Short Term Liabilities to Banks and Others (Details) - Schedule of short term liabilities to banks and others - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short Term Liabilities to Banks and Others (Details) - Schedule of short term liabilities to banks and others [Line Items]
Short term liabilities to banks and others	$ 175,696	$ 120,444
Short-term bank loans [Member]
Short Term Liabilities to Banks and Others (Details) - Schedule of short term liabilities to banks and others [Line Items]
Interest rate %	1.8-2.3
Currency		NIS
Short term liabilities to banks and others	$ 4,641	$ 1,259
Short-term bank loans 1 [Member]
Short Term Liabilities to Banks and Others (Details) - Schedule of short term liabilities to banks and others [Line Items]
Interest rate %	1.6-4
Currency		NIS
Short term liabilities to banks and others	$ 17,429	$ 11,357
Commercial securities not listed [Member]
Short Term Liabilities to Banks and Others (Details) - Schedule of short term liabilities to banks and others [Line Items]
Interest rate %	0.6
Currency		NIS
Short term liabilities to banks and others	$ 64,309	$ 31,104
other financial institutions [Member]
Short Term Liabilities to Banks and Others (Details) - Schedule of short term liabilities to banks and others [Line Items]
Interest rate %	1.8-3.1
Currency		NIS
Short term liabilities to banks and others	$ 85,280	$ 75,856
Current maturities of long-term loans from banks [Member]
Short Term Liabilities to Banks and Others (Details) - Schedule of short term liabilities to banks and others [Line Items]
Interest rate %	Libor +2.1
Currency		NIS Linked to USD
Short term liabilities to banks and others	$ 3,950	$ 800
financial institutions [Member]
Short Term Liabilities to Banks and Others (Details) - Schedule of short term liabilities to banks and others [Line Items]
Interest rate %	2.6- Prime + 1.5
Currency		NIS
Short term liabilities to banks and others	$ 87	$ 68